POST-EMPLOYMENT BENEFIT - Summary of Amount Recognised as Accumulated Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
POST-EMPLOYMENT BENEFIT
Accumulated at the beginning of the year	R$ 180,311	R$ 204,788	R$ 141,803
Actuarial (gain) loss arising from financial assumptions	168,351	(62,807)	88,709
Actuarial loss (gain) arising from experience adjustment	(23,575)	62,889	(14,319)
Actuarial loss arising from demographic assumptions		(22,116)
Return on investments in the year (excluding interest income)	(34,709)	(2,443)	(11,405)
Accumulated at the end of the year	R$ 290,378	R$ 180,311	R$ 204,788